Cover	Dec. 21, 2021
Cover [Abstract]
Entity Registrant Name	SIDUS SPACE, INC.
Entity Central Index Key	0001879726
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Dec. 21, 2021
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Incorporation State Country Code	DE
Entity File Number	001-14454
Entity Tax Identification Number	46-0628183
Entity Address Address Line 1	150 N. Sykes Creek Parkway
Entity Address Address Line 2	Suite 200
Entity Address City Or Town	Merritt Island
Entity Address State Or Province	FL
Entity Address Postal Zip Code	32953
City Area Code	321
Local Phone Number	613-5620
Security 12b Title	Class A Common Stock, $0.0001 par value per share
Trading Symbol	SIDU
Security Exchange Name	NASDAQ